Common Shares (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Common Shares Explanatory [Abstract]
Schedule of number of common shares issued and outstanding
	30 June 2021
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 11)	399,857	4
	48,883,441	489

	31 December 2020
	No. of shares	Par value
		USD ’000
Common shares (par value of USD 0.01)	45,426,251	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 11)	134,500	1
	48,573,251	486